Description of Business	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
DESCRIPTION OF BUSINESS

NATURE OF OPERATIONS

Fortis Inc. (“Fortis” or the “Corporation”) is principally an international electric and gas utility holding company. Fortis segments its utility operations by franchise area and, depending on regulatory requirements, by the nature of the assets. Fortis also holds investments in non-regulated energy infrastructure, which is treated as a separate segment. The Corporation’s reporting segments allow senior management to evaluate the operational performance and assess the overall contribution of each segment to the long-term objectives of Fortis. Each entity within the reporting segments operates with substantial autonomy, assumes profit and loss responsibility and is accountable for its own resource allocation.

The Corporation’s reportable segments and basis of segmentation is consistent with the Corporation’s 2016 annual audited consolidated financial statements.

REGULATED UTILITIES

The Corporation’s interests in regulated electric and gas utilities are as follows:

a.
Regulated Electric Transmission Utility - United States: Comprised of ITC Holdings Corp. and the electric transmission operations of its regulated operating subsidiaries, which include International Transmission Company, Michigan Electric Transmission Company, LLC, ITC Midwest LLC, and ITC Great Plains, LLC, (collectively “ITC”). ITC was acquired by Fortis in October 2016, with Fortis owning 80.1% of ITC and an affiliate of GIC Private Limited (“GIC”) owning a 19.9% minority interest (Note 16).

b.
Regulated Electric & Gas Utilities - United States: Comprised of UNS Energy, which primarily includes Tucson Electric Power Company, UNS Electric, Inc. and UNS Gas, Inc., and Central Hudson Gas & Electric Corporation (“Central Hudson”).

c.	Regulated Gas Utility - Canadian: Represents FortisBC Energy Inc. (“FortisBC Energy”).

d.
Regulated Electric Utilities - Canadian: Comprised of FortisAlberta Inc. (“FortisAlberta”), FortisBC Inc. (“FortisBC Electric”), and Eastern Canadian Electric Utilities. Eastern Canadian Electric Utilities is comprised of Newfoundland Power Inc., Maritime Electric Company, Limited and FortisOntario Inc.

e.
Regulated Electric Utilities - Caribbean: Comprised of Caribbean Utilities Company, Ltd. (“Caribbean Utilities”), in which Fortis holds an approximate 60% controlling interest, two wholly owned utilities in the Turks and Caicos Islands, FortisTCI Limited and Turks and Caicos Utilities Limited (collectively “Fortis Turks and Caicos”), and also includes the Corporation’s 33% equity investment in Belize Electricity Limited (“Belize Electricity”).

NON-REGULATED - ENERGY INFRASTRUCTURE

Non-Regulated - Energy Infrastructure is primarily comprised of long-term contracted generation assets in British Columbia and Belize, and the Aitken Creek natural gas storage facility (“Aitken Creek”) in British Columbia. Aitken Creek was acquired by Fortis in April 2016 (Note 16).

CORPORATE AND OTHER

The Corporate and Other segment captures expense and revenue items not specifically related to any reportable segment and those business operations that are below the required threshold for reporting as separate segments.

The Corporate and Other segment includes net corporate expenses of Fortis and non-regulated holding company expenses.